LAND USE RIGHTS	12 Months Ended
Dec. 31, 2011
Land Use Rights [Text Block]

10. LAND USE RIGHTS

          Land use rights and their related accumulated amortization as of December 31, 2010 and 2011 are as follows:

	December 31,

	2010	2011

	US$	US$

Land use right	48,542	48,500
Less: Accumulated amortization	(2,384)	(3,528)
Foreign currency translation adjustment	2,786	5,694

Total	48,944	50,666

          The estimated annual amortization expenses for each of the five succeeding fiscal years are as follows:

US$

2012	1,174
2013	1,174
2014	1,174
2015	1,174
2016	1,174